CORPORATE AND NON-RECOURSE BORROWINGS - Schedule of Corporate and Non-Recourse Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-recourse borrowings
Line of Credit Facility [Line Items]
Total	$ 4,857	$ 4,334
Unamortized discount and issuance costs	(70)	(79)
Less than 1 year	912	1,005
1 - 2 years	600	0
2 - 3 years	750	1,800
3 - 4 years	600	0
4 - 5 years	0	600
More than 5 years	2,065	1,008
Corporate borrowings
Line of Credit Facility [Line Items]
Total	628	17
Unamortized discount and issuance costs	0	0
Less than 1 year	0	0
1 - 2 years	0	0
2 - 3 years	0	0
3 - 4 years	0	0
4 - 5 years	628	17
More than 5 years	$ 0	$ 0